INTANGIBLE ASSETS, NET AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
SUMMARY OF INTANGIBLE ASSETS NET

	Capitalization of development costs	Purchased license	Core Technology License	Total

COST
As of January 1, 2025	5,266	782	10,449	16,497
Currency translation adjustments	194	58	-	252
As of December 31, 2025	5,460	840	10,449	16,749

Accumulated amortization
As of January 1, 2025	2,788	75	1,306	4,169
Amortization	534	103	2,612	3,249
Impairment	1,542	-	-	1,542
Currency translation adjustments	(121)	(6)	-	(127)
As of December 31, 2025	4,743	172	3,918	8,833

Net book value as of December 31, 2025	717	668	6,531	7,916

	Capitalization of development costs	Purchased license	Core Technology License	Total

COST
As of January 1, 2024	5,342	819	10,449	16,610
Capitalized development cost	169	-	-	169
Currency translation adjustments	(245)	(37)	-	(282)
As of December 31, 2024	5,266	782	10,449	16,497

Accumulated amortization
As of January 1, 2024	124	-	-	124
Amortization	694	75	1,306	2,075
Impairment	2,197	-	-	2,197
Currency translation adjustments	(227)	-	-	(227)
As of December 31, 2024	2,788	75	1,306	4,169

Net book value as of December 31, 2024	2,478	707	9,143	12,328